Accumulated other comprehensive income, net of tax	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
Accumulated other comprehensive income, net of tax

Note  24.   Accumulated other comprehensive income, net of tax

USD'000
Accumulated other comprehensive income as at December 31, 2021		621
Total net foreign currency translation adjustments (1)	(16)
Total defined benefit pension adjustment	170
Total other comprehensive income / (loss), net		154
Accumulated other comprehensive income as at December 31, 2022		775
Total net foreign currency translation adjustments	(2)
Total defined benefit pension adjustment	11
Total other comprehensive income / (loss), net		9
Accumulated other comprehensive income as at December 31, 2023		784
(1) Adjusted for rounding

There is no income tax expense or benefit allocated to other comprehensive income.